10 State House Square
                                                       Hartford, CT 06103-3602

                                                       Ellen Valvo
                                                       Paralegal
                                                       AFS Law, SH11
May 1, 2000                                            (860) 275-2166
                                                       Fax: (860) 275-2158
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna Generation Portfolios, Inc.
       Files Nos. 33-88334 and 811-8934
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 10 of Aetna Generation Portfolios, Inc. (the "Fund") that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo
------------------
Ellen Valvo